Equity - Hyperinflation additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Total equity	€ 53,698	€ 55,628	€ 57,004	€ 52,802
Currency translation reserve	(1,986)	(2,527)	(2,395)
Retained earnings	36,243	40,299	41,538
Opening balance after adjustment, cumulative effect at date of initial application | IAS 29
Disclosure of equity [Line Items]
Total equity	50	54	100
Currency translation reserve	202	284	1,011
Retained earnings	0	0	(563)
Other reserves	4	3	(17)
Net result (before non-controlling interests)	€ (156)	€ (234)	€ (331)